UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULES OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

QS VARIABLE GROWTH

QS VARIABLE MODERATE GROWTH

QS VARIABLE CONSERVATIVE GROWTH

FORM N-Q

MARCH 31, 2016

QS VARIABLE GROWTH

Schedules of investments (unaudited)	March 31, 2016

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		728,120	$12,880,437
QS International Equity Fund, Class IS Shares(b)		924,861	12,781,575
QS Strategic Real Return Fund, Class IS Shares(c)		613,232	6,923,387
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		36,782	7,384,277
ClearBridge Appreciation Fund, Class IS Shares		509,194	10,250,072
ClearBridge International Value Fund, Class IS Shares		575,421	5,334,156
ClearBridge Large Cap Growth Fund, Class IS Shares		89,988	3,172,962
ClearBridge Mid Cap Fund, Class IS Shares(d)		192,169	6,159,013
ClearBridge Small Cap Growth Fund, Class IS Shares		312,250	8,015,470
QS Global Dividend Fund, Class IS Shares(e)		949,576	11,015,085
QS U.S. Large Cap Equity Fund, Class IS Shares(f)		626,748	9,683,252
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares		1,195,304	11,427,104
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		116,443	1,353,070
Western Asset High Yield Fund, Class IS Shares		123,912	911,989
Western Asset Macro Opportunities Fund, Class IS Shares		266,099	2,730,174

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $89,523,277)			110,022,023

	RATE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $178,056)	0.447%	178,056	178,056

TOTAL INVESTMENTS - 100.0% (Cost - $89,701,333#)			110,200,079
Liabilities in Excess of Other Assets - 0.0%			(43,983)

TOTAL NET ASSETS - 100.0%			$110,156,096

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

(b)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(c)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(d)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(e)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(f)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS VARIABLE MODERATE GROWTH

Schedules of investments (unaudited)	March 31, 2016

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		226,907	$4,013,993
QS International Equity Fund, Class IS Shares(b)		232,953	3,219,410
QS Strategic Real Return Fund, Class IS Shares(c)		216,508	2,444,379
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		10,619	2,131,872
ClearBridge Appreciation Fund, Class IS Shares		156,061	3,141,515
ClearBridge International Value Fund, Class IS Shares		152,482	1,413,511
ClearBridge Large Cap Growth Fund, Class IS Shares		29,688	1,046,810
ClearBridge Mid Cap Fund, Class IS Shares(d)		54,508	1,746,989
ClearBridge Small Cap Growth Fund, Class IS Shares		98,204	2,520,907
QS Global Dividend Fund, Class IS Shares(e)		334,567	3,880,976
QS U.S. Large Cap Equity Fund, Class IS Shares(f)		170,354	2,631,967
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares		286,087	2,734,988
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		51,992	646,260
Western Asset Core Plus Bond Fund, Class IS Shares		389,965	4,531,394
Western Asset High Yield Fund, Class IS Shares		124,001	912,646
Western Asset Macro Opportunities Fund, Class IS Shares		146,751	1,505,667

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $31,424,167)			38,523,284

	RATE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $32,907)	0.447%	32,907	32,907

TOTAL INVESTMENTS - 100.0% (Cost - $31,457,074#)			38,556,191
Other Assets in Excess of Liabilities - 0.0%			11,970

TOTAL NET ASSETS - 100.0%			$38,568,161

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

(b)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(c)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(d)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(e)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(f)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS VARIABLE CONSERVATIVE GROWTH

Schedules of investments (unaudited)	March 31, 2016

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		386,557	$6,838,187
QS International Equity Fund, Class IS Shares(b)		309,631	4,279,097
QS Strategic Real Return Fund, Class IS Shares(c)		544,237	6,144,439
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		17,220	3,456,999
ClearBridge Appreciation Fund, Class IS Shares		277,405	5,584,170
ClearBridge International Value Fund, Class IS Shares		309,302	2,867,233
ClearBridge Large Cap Growth Fund, Class IS Shares		43,757	1,542,882
ClearBridge Mid Cap Fund, Class IS Shares(d)		96,866	3,104,568
ClearBridge Small Cap Growth Fund, Class IS Shares		208,346	5,348,249
QS Global Dividend Fund, Class IS Shares(e)		837,730	9,717,665
QS U.S. Large Cap Equity Fund, Class IS Shares(f)		245,433	3,791,939
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares		503,500	4,813,460
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		657,992	8,178,841
Western Asset Core Plus Bond Fund, Class IS Shares		1,853,161	21,533,729
Western Asset High Yield Fund, Class IS Shares		614,115	4,519,884
Western Asset Macro Opportunities Fund, Class IS Shares		410,128	4,207,914

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $81,805,846)			95,929,256

	RATE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $95,425)	0.447%	95,425	95,425

TOTAL INVESTMENTS - 99.9% (Cost - $81,901,271#)			96,024,681
Other Assets in Excess of Liabilities - 0.1%			49,532

TOTAL NET ASSETS - 100.0%			$96,074,213

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

(b)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(c)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(d)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(e)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(f)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Variable Growth (effective April 1, 2016, QS Variable Growth) (“Growth”), QS Legg Mason Variable Moderate Growth (effective April 1, 2016, QS Variable Moderate Growth) (“Moderate Growth”) and QS Legg Mason Variable Conservative Growth (effective April 1, 2016, QS Variable Conservative Growth) (“Conservative Growth”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding exchange-traded funds, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedules of Investments (unaudited) (continued)

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$110,022,023	—	—	$110,022,023
Short-Term Investments†	178,056	—	—	178,056

Total Investments	$110,200,079	—	—	$110,200,079

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$38,523,284	—	—	$38,523,284
Short-Term Investments†	32,907	—	—	32,907

Total Investments	$38,556,191	—	—	$38,556,191

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$95,929,256	—	—	$95,929,256
Short-Term Investments†	95,425	—	—	95,425

Total Investments	$96,024,681	—	—	$96,024,681

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Growth	$21,734,717	$(1,235,971)	$20,498,746
Moderate Growth	7,547,064	(447,947)	7,099,117
Conservative Growth	15,502,925	(1,379,515)	14,123,410

3. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolios. Based on the Portfolios’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2016. The following transactions were effected in shares of such Underlying Funds for the period ended March 31, 2016.

Growth	Affiliate Value at December 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at March 31, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$12,929,530	$90,000	5,532	$199,890	10,379	—	—	$12,880,437	$(24,890)
QS International Equity Fund, Class IS Shares(a)	15,386,240	—	—	2,389,023	150,348	—	—	12,781,575	(394,023)
QS Strategic Real Return Fund, Class IS Shares(b)	6,802,214	50,000	4,686	116,842	8,715	—	—	6,923,387	(21,842)
ClearBridge Aggressive Growth Fund, Class IS Shares	7,834,451	40,000	213	332,410	1,448	—	—	7,384,277	(52,410)
ClearBridge Appreciation Fund, Class IS Shares	10,145,164	85,000	4,504	164,708	8,211	—	—	10,250,072	(9,708)
ClearBridge International Value Fund, Class IS Shares	6,267,319	—	—	841,490	79,471	—	—	5,334,156	(151,490)
ClearBridge Large Cap Growth Fund, Class IS Shares	3,154,871	55,000	1,645	5,469	153	—	—	3,172,962	(469)
ClearBridge Mid Cap Fund, Class IS Shares(c)	6,322,005	40,000	1,370	100,257	2,830	—	—	6,159,013	(15,257)
ClearBridge Small Cap Growth Fund, Class IS Shares	8,641,282	140,000	5,836	33,137	1,104	—	—	8,015,470	(8,137)
QS Global Dividend Fund, Class IS Shares(d)	11,321,440	55,219	4,760	922,152	81,606	$55,219	—	11,015,085	(27,152)
QS U.S. Large Cap Equity Fund, Class IS Shares(e)	9,825,406	65,000	4,539	123,778	7,222	—	—	9,683,252	(18,779)
Royce Small-Cap Value Fund, Institutional Class Shares	7,873,731	2,855,000	339,477	533,614	45,058	—	—	11,427,104	(123,614)
Western Asset Core Plus Bond Fund, Class IS Shares	1,010,749	340,266	29,763	20,191	1,749	10,266	—	1,353,070	(190)
Western Asset High Yield Fund, Class IS Shares	919,828	15,974	2,214	17,638	2,102	15,974	—	911,989	(2,638)
Western Asset Macro Opportunities Fund, Class IS Shares	2,775,607	—	—	101,479	9,259	—	—	2,730,174	(11,479)

	$111,209,837	$3,831,459		$5,902,078		$81,459	—	$110,022,023	$(862,078)

(a)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at March 31, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Moderate Growth		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$4,133,950	—	—	$140,771	7,443	—	—	$4,013,993	$(15,771)
QS International Equity Fund, Class IS Shares(a)	3,673,106	—	—	377,497	23,728	—	—	3,219,410	(62,497)
QS Strategic Real Return Fund, Class IS Shares(b)	2,421,915	$15,000	1,406	61,391	4,672	—	—	2,444,379	(11,391)
ClearBridge Aggressive Growth Fund, Class IS Shares	2,274,242	—	—	95,691	417	—	—	2,131,872	(15,691)
ClearBridge Appreciation Fund, Class IS Shares	3,190,598	—	—	104,884	5,243	—	—	3,141,515	(4,884)
ClearBridge International Value Fund, Class IS Shares	1,574,985	—	—	127,384	12,093	—	—	1,413,511	(22,384)
ClearBridge Large Cap Growth Fund, Class IS Shares	1,090,134	—	—	31,862	891	—	—	1,046,810	(1,862)
ClearBridge Mid Cap Fund, Class IS Shares(c)	1,839,359	—	—	60,251	1,827	—	—	1,746,989	(5,251)
ClearBridge Small Cap Growth Fund, Class IS Shares	2,714,511	95,000	3,675	62,195	2,072	—	—	2,520,907	(12,195)
QS Global Dividend Fund, Class IS Shares(d)	4,013,510	19,481	1,680	350,126	30,985	$19,481	—	3,880,976	(10,126)
QS U.S. Large Cap Equity Fund, Class IS Shares(e)	2,734,080	—	—	82,193	4,795	—	—	2,631,967	(12,193)
Royce Small-Cap Value Fund, Institutional Class Shares	1,948,218	710,000	84,423	234,195	21,245	—	—	2,734,988	(49,195)
Western Asset Core Bond Fund, Class IS Shares	647,388	4,230	344	20,155	1,635	4,230	—	646,260	(155)
Western Asset Core Plus Bond Fund, Class IS Shares	4,759,349	38,317	3,328	343,565	29,754	38,317	—	4,531,394	(3,565)
Western Asset High Yield Fund, Class IS Shares	1,034,420	16,710	2,317	147,146	17,538	16,710	—	912,646	(22,146)
Western Asset Macro Opportunities Fund, Class IS Shares	1,541,706	—	—	67,907	6,196	—	—	1,505,667	(7,907)

	$39,591,471	$898,738		$2,307,213		$78,738	—	$38,523,284	$(257,213)

(a)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

Notes to Schedules of Investments (unaudited) (continued)

Conservative Growth	Affiliate Value at December 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at March 31, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$7,053,550	—	—	$247,659	13,304	—	—	$6,838,187	$(22,659)
QS International Equity Fund, Class IS Shares(a)	5,417,788	—	—	1,054,613	68,971	—	—	4,279,097	(139,613)
QS Strategic Real Return Fund, Class IS Shares(b)	6,032,504	$65,000	6,092	121,792	9,269	—	—	6,144,439	(21,792)
ClearBridge Aggressive Growth Fund, Class IS Shares	3,666,822	—	—	131,724	574	—	—	3,456,999	(21,724)
ClearBridge Appreciation Fund, Class IS Shares	5,658,434	—	—	173,781	8,663	—	—	5,584,170	(8,781)
ClearBridge International Value Fund, Class IS Shares	3,543,789	—	—	645,610	60,999	—	—	2,867,233	(115,610)
ClearBridge Large Cap Growth Fund, Class IS Shares	1,608,075	—	—	48,303	1,350	—	—	1,542,882	(3,303)
ClearBridge Mid Cap Fund, Class IS Shares(c)	3,272,243	—	—	110,630	3,355	—	—	3,104,568	(10,630)
ClearBridge Small Cap Growth Fund, Class IS Shares	5,213,846	660,000	25,727	87,830	2,927	—	—	5,348,249	(17,830)
QS Global Dividend Fund, Class IS Shares(d)	9,941,226	48,815	4,208	765,781	67,768	$48,815	—	9,717,665	(20,781)
QS U.S. Large Cap Equity Fund, Class IS Shares(e)	3,943,983	—	—	123,827	7,224	—	—	3,791,939	(18,827)
Royce Small-Cap Value Fund, Institutional Class Shares	2,438,942	2,580,000	306,778	865,721	82,333	—	—	4,813,460	(175,721)
Western Asset Core Bond Fund, Class IS Shares	8,612,315	54,212	4,405	681,179	55,246	54,212	—	8,178,841	(6,179)
Western Asset Core Plus Bond Fund, Class IS Shares	22,631,189	181,661	15,779	1,618,242	142,600	181,661	—	21,533,729	11,758
Western Asset High Yield Fund, Class IS Shares	4,621,822	79,514	11,024	160,113	18,958	79,514	—	4,519,884	(25,113)
Western Asset Macro Opportunities Fund, Class IS Shares	4,314,752	—	—	196,434	17,923	—	—	4,207,914	(21,434)

	$97,971,280	$3,669,202		$7,033,239		$364,202	—	$95,929,256	$(618,239)

(a)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.
(b)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.
(c)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.
(d)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.
(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016